Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table disaggregates our revenues by major geographical region for the three months ended March 31, 2022 and 2021:

	Three months ended March 31, 2022			Three months ended March 31, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$264	$57	$321	$214	$54	$268
North America	96	66	162	74	49	123
Asia	103	21	124	83	24	107
Other	47	5	52	43	12	55
Total Revenues	$510	$149	$659	$414	$139	$553
The following table disaggregates our revenues by major product line for the three months ended March 31, 2022 and 2021:

	Three months ended March 31, 2022			Three months ended March 31, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$510	$—	$510	$414	$—	$414
Color Pigments	—	80	80	—	67	$67
Functional Additives	—	38	38	—	35	$35
Timber Treatment	—	31	31	—	31	$31
Water Treatment [1]	—	—	—	—	6	6
Total Revenues	$510	$149	$659	$414	$139	$553
[1] Water treatment business was sold in May 2021.